As filed with the Securities and Exchange Commission on April 4, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,085	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,085	☒
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 3, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,085 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 3, 2019, the effectiveness of the registration statement for the iShares Russell 2000 Covered Call ETF (the “Fund”), filed in Post-Effective Amendment No. 1,891 on March 29, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,918	June 11, 2018	July 11, 2018
1,933	July 10, 2018	July 27, 2018
1,944	July 26, 2018	August 24, 2018
1,955	August 23, 2018	September 21, 2018
1,971	September 20, 2018	October 19, 2018
1,985	October 18, 2018	November 16, 2018
1,999	November 15, 2018	December 14, 2018
2,017	December 13, 2018	January 11, 2019
2,033	January 10, 2019	February 8, 2019
2,045	February 7, 2019	March 8, 2019
2,065	March 7, 2019	April 5, 2019

This Post-Effective Amendment No. 2,085 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,891.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,085 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 4th day of April, 2019.

iSHARES TRUST

By:
Martin Small*
President

Date: April 4, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,085 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: April 4, 2019

John E. Martinez*
Trustee

Date: April 4, 2019

Cecilia H. Herbert*
Trustee

Date: April 4, 2019

John E. Kerrigan*
Trustee

Date: April 4, 2019

Robert S. Kapito*
Trustee

Date: April 4, 2019

Madhav V. Rajan*
Trustee

Date: April 4, 2019

Jane D. Carlin*
Trustee

Date: April 4, 2019

Drew E. Lawton*
Trustee

Date: April 4, 2019

Richard L. Fagnani*
Trustee

Date: April 4, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: April 4, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: April 4, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,076, filed April 2, 2019.